Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Amount	$ 19,864		$ 18,530
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Maturity - Minimum Date			2014
Maturity - Maximum Date			2025
Amount	13,946		13,184
Floating Rate Senior Notes
Debt Instrument [Line Items]
Maturity - Minimum Date			2014
Maturity - Maximum Date			2038
Amount	3,079		1,979
Qualifying subordinated debt
Debt Instrument [Line Items]
Maturity - Minimum Date			2014
Maturity - Maximum Date			2033
Amount	2,514	[1]	2,732	[1]
Junior Subordinated Debt
Debt Instrument [Line Items]
Maturity - Minimum Date			2036
Amount	$ 325	[1]	$ 635	[1]
Minimum | Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.70%		0.70%
Minimum | Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.05%		0.11%
Minimum | Qualifying subordinated debt
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.75%		4.75%
Minimum | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	6.37%		6.37%
Maximum | Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.92%		6.92%
Maximum | Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	1.10%		1.16%
Maximum | Qualifying subordinated debt
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.50%		7.50%
Maximum | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.37%		7.78%

[1]	Fixed rate.